Related party disclosure - Summary of Transactions And Balances With Other Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of transactions between related parties [line items]
Put options exercised during the year (refer Note 20)			₨ 1,000	₨ 980
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure of transactions between related parties [line items]
Contribution for activities related to corporate social responsibility	₨ 74	$ 1	33	22
Key Managerial Personnel (KMP) and their relatives
Disclosure of transactions between related parties [line items]
Put options exercised during the year (refer Note 20)			1,000	₨ 980
Retention bonus given	₨ 495	$ 6	₨ 570